Fair Value of Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Available for sale investment	¥ 62,031	¥ 35,085	[1]
Investment in marketable securities	1,956,027	427,966
Total Assets	2,018,058	463,051
Level 1 [Member]
Assets
Available for sale investment			[1]
Investment in marketable securities	759,173	375,329
Total Assets	759,173	375,329
Level 2 [Member]
Assets
Available for sale investment			[1]
Investment in marketable securities	1,186,414	52,637
Total Assets	1,186,414	52,637
Level 3 [Member]
Assets
Available for sale investment	62,031	35,085	[1]
Investment in marketable securities	10,440
Total Assets	¥ 72,471	¥ 35,085

[1]	Available for sale investment please refer to Note 6 for further details.